ALLIANCE
                          -----------------------------
                                VARIABLE PRODUCTS
                          -----------------------------
                                   SERIES FUND
                          -----------------------------
                                ALLIANCEBERNSTEIN
                          -----------------------------
                             REAL ESTATE INVESTMENT
                          -----------------------------
                                    PORTFOLIO
                          -----------------------------

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2001

                          Investment Products Offered
                          ---------------------------
                           > Are Not FDIC Insured
                           > May Lose Value
                           > Are Not Bank Guaranteed
                          ---------------------------

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2001 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

--------------------------------------------------------------------------------
COMPANY                                     U.S. $ VALUE   PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Equity Office Properties Trust              $  2,358,712            6.8%
--------------------------------------------------------------------------------
Vornado Realty Trust                           2,037,888            5.9
--------------------------------------------------------------------------------
Boston Properties, Inc.                        1,975,470            5.7
--------------------------------------------------------------------------------
Apartment Investment & Management Co.          1,706,280            5.0
--------------------------------------------------------------------------------
Equity Residential Properties Trust            1,702,155            4.9
--------------------------------------------------------------------------------
Spieker Properties, Inc.                       1,324,895            3.8
--------------------------------------------------------------------------------
Avalon Bay Communities, Inc.                   1,271,600            3.7
--------------------------------------------------------------------------------
General Growth Properties, Inc.                1,137,504            3.3
--------------------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.            1,128,400            3.3
--------------------------------------------------------------------------------
CenterPoint Properties Corp.                   1,119,460            3.3
--------------------------------------------------------------------------------
                                            $ 15,762,364           45.7%
--------------------------------------------------------------------------------

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

Company                                                Shares       U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS-96.7%
REAL ESTATE INVESTMENT TRUSTS-96.7%
APARTMENTS-23.8%
Apartment Investment & Management Co. ........         35,400      $  1,706,280
Archstone Communities Trust ..................         40,100         1,033,778
Avalon Bay Communities, Inc. .................         27,200         1,271,600
Camden Property Trust ........................         21,000           770,700
Equity Residential Properties Trust ..........         30,100         1,702,155
Essex Property Trust, Inc. ...................         18,700           926,585
Gables Residential Trust .....................         26,400           790,680
                                                                   ------------
                                                                      8,201,778
                                                                   ------------
OFFICE-17.7%
Alexandria Real Estate Equities, Inc. ........         11,400           453,720
Boston Properties, Inc. ......................         48,300         1,975,470
Cousins Properties, Inc. .....................         15,800           424,230
Equity Office Properties Trust ...............         74,572         2,358,712
SL Green Realty Corp. ........................         29,100           882,021
                                                                   ------------
                                                                      6,094,153
                                                                   ------------
WAREHOUSE & INDUSTRIAL-10.6%
AMB Property Corp. ...........................         30,200           777,952
Cabot Industrial Trust .......................         32,700           686,700
CenterPoint Properties Corp. .................         22,300         1,119,460
ProLogis Trust ...............................         47,200         1,072,384
                                                                   ------------
                                                                      3,656,496
                                                                   ------------
OFFICE - INDUSTRIAL MIX-10.2%
Duke-Weeks Realty Corp. ......................         24,300           603,855
Mission West Properties, Inc. ................         42,000           508,200
Reckson Associates Realty Corp. ..............         47,600         1,094,800
Spieker Properties, Inc. .....................         22,100         1,324,895
                                                                   ------------
                                                                      3,531,750
                                                                   ------------
DIVERSIFIED-9.7%
Catellus Development Corp. (a) ...............         42,800           746,860
iStar Financial, Inc. ........................         19,800           558,360
Vornado Realty Trust .........................         52,200         2,037,888
                                                                   ------------
                                                                      3,343,108
                                                                   ------------

                                                     Shares or
                                                     Principal
                                                      Amount
Company                                                (000)        U.S. $ Value
--------------------------------------------------------------------------------
REGIONAL MALLS-8.9%
General Growth Properties, Inc. ..............         28,900      $  1,137,504
Macerich Co. .................................         28,400           704,320
Mills Corp. ..................................         17,200           423,120
Simon Property Group, Inc. ...................         26,400           791,208
                                                                   ------------
                                                                      3,056,152
                                                                   ------------
SHOPPING CENTERS-8.1%
Federal Realty Investment Trust ..............         16,100           333,914
Glimcher Reality Trust .......................         14,000           250,600
Kimco Realty Corp. ...........................         22,800         1,079,580
Pan Pacific Retail Properties, Inc. ..........         43,400         1,128,400
                                                                   ------------
                                                                      2,792,494
                                                                   ------------
HOSPITALITY-5.0%
Hospitality Properties Trust .................         17,000           484,500
Host Marriott Corp. ..........................         47,800           598,456
MeriStar Hospitality Corp. ...................         26,300           624,625
                                                                   ------------
                                                                      1,707,581
                                                                   ------------
STORAGE-2.7%
Public Storage, Inc. .........................         31,400           931,010
                                                                   ------------
                                                                     33,314,522
                                                                   ------------
TECHNOLOGY-0.0%
INTERNET INFRASTRUCTURE-0.0%
VelocityHSI, Inc. (a) ........................          1,500                60
                                                                   ------------
Total Common Stocks
   (cost $28,686,920) ........................                       33,314,582
                                                                   ------------
SHORT-TERM INVESTMENT-3.4%
TIME DEPOSIT-3.4%
State Street Euro Dollar
   3.25%, 7/02/01
   (amortized cost
   $1,190,000) ...............................         $1,190         1,190,000
                                                                     ----------
TOTAL INVESTMENTS-100.1%
   (cost $29,876,920) ........................                       34,504,582
Other assets less
   liabilities-(0.1%) ........................                          (46,443)
                                                                   ------------
NET ASSETS-100% ..............................                     $ 34,458,139
                                                                   ============

--------------------------------------------------------------------------------

(a)   Non-income producing security.

      See Notes to Financial Statements.

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

ASSETS
   Investments in securities, at value (cost $29,876,920) ....     $ 34,504,582
   Cash ......................................................              956
   Dividends and interest receivable .........................          140,094
   Receivable due from Adviser ...............................            6,636
   Deferred organization expenses ............................            2,108
                                                                   ------------
   Total assets ..............................................       34,654,376
                                                                   ------------
LIABILITIES
   Advisory fee payable ......................................           24,163
   Payable for investment securities purchased ...............          119,406
   Accrued expenses ..........................................           52,668
                                                                   ------------
   Total liabilities .........................................          196,237
                                                                   ------------
NET ASSETS ...................................................     $ 34,458,139
                                                                   ============
COMPOSITION OF NET ASSETS
   Capital stock, at par .....................................     $      3,075
   Additional paid-in capital ................................       33,132,874
   Undistributed net investment income .......................          878,623
   Accumulated net realized loss on investments ..............       (4,184,095)
   Net unrealized appreciation of investments ................        4,627,662
                                                                   ------------
                                                                   $ 34,458,139
                                                                   ============
Class A Shares
   Net assets ................................................     $ 33,606,057
                                                                   ============
   Shares of capital stock outstanding .......................        2,998,320
                                                                   ============
   Net asset value per share .................................     $      11.21
                                                                   ============
Class B Shares
   Net assets ................................................     $    852,082
                                                                   ============
   Shares of capital stock outstanding .......................           76,036
                                                                   ============
   Net asset value per share .................................     $      11.21
                                                                   ============

See Notes to Financial Statements.

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2001
(unaudited)                               Alliance Variable Products Series Fund
================================================================================

INVESTMENT INCOME
   Dividends ......................................................    $   791,325
   Interest .......................................................         29,412
                                                                       -----------
   Total investment income ........................................        820,737
                                                                       -----------
EXPENSES
   Advisory fee ...................................................        132,262
   Distribution fee - Class B .....................................            146
   Administrative .................................................         32,781
   Custodian ......................................................         31,506
   Audit and legal ................................................         12,677
   Printing .......................................................          7,201
   Amortization of organization expenses ..........................          1,982
   Directors' fees ................................................            740
   Transfer agency ................................................            527
   Miscellaneous ..................................................            288
                                                                       -----------
   Total expenses .................................................        220,110
   Less: expenses waived and reimbursed ...........................        (80,354)
                                                                       -----------
   Net expenses ...................................................        139,756
                                                                       -----------
   Net investment income ..........................................        680,981
                                                                       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investment transactions ...................        (16,398)
   Net change in unrealized appreciaton/depreciation of investments      1,815,549
                                                                       -----------
   Net gain on investments ........................................      1,799,151
                                                                       -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ........................    $ 2,480,132
                                                                       ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS        Alliance Variable Products Series Fund
================================================================================

                                                                        Six Months Ended      Year Ended
                                                                          June 30, 2001      December 31,
                                                                           (unaudited)           2000
                                                                        =================    ============
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income ...........................................      $    680,981       $    869,092
   Net realized loss on investments ................................           (16,398)        (1,163,441)
   Net change in unrealized appreciation/depreciation of investments         1,815,549          5,438,098
                                                                          ------------       ------------
   Net increase in net assets from operations ......................         2,480,132          5,143,749
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income
     Class A .......................................................        (1,103,352)          (908,379)
     Class B .......................................................           (17,267)                -0-
CAPITAL STOCK TRANSACTIONS
   Net increase ....................................................         3,974,333          7,036,447
                                                                          ------------       ------------
   Total increase ..................................................         5,333,846         11,271,817
NET ASSETS
   Beginning of period .............................................        29,124,293         17,852,476
                                                                          ------------       ------------
   End of period (including undistributed net investment income of
   $878,623 and $1,109,942, respectively) ..........................      $ 34,458,139       $ 29,124,293
                                                                          ============       ============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2001 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

NOTE A: Significant Accounting Policies

The Real Estate Investment Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gains and losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign witholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Organization Expenses

Organization expenses of $20,000 have been deferred and are being amortized on a straight line basis through January 2002.

4. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Portfolio accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

                                          Alliance Variable Products Series Fund
================================================================================

6. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

7. Dividends and Distributions

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of .90% of the Portfolio's average daily net assets.

During the six months ended June 30, 2001, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively. Expense waivers/reimbursements, if any, are accrued daily and paid monthly. For the six months ended June 30, 2001, such waivers/reimbursements amounted to $80,354.

Broker commissions paid on investment transactions for the six months ended June 30, 2001 amounted to $22,576, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $474 for the six months ended June 30, 2001.

--------------------------------------------------------------------------------

NOTE C: Distribution Plan

The Portfolio has adopted a Plan for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). Under the Plan, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2001, were as follows:

Purchases:
Stocks and debt obligations .............................           $ 8,612,675
U.S. government and agencies ............................                    -0-
Sales:
Stocks and debt obligations .............................           $ 4,358,985
U.S. government and agencies ............................                    -0-

At June 30, 2001, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation ..........................            $ 4,550,590
Gross unrealized depreciation ..........................                 (4,440)
                                                                    -----------
Net unrealized appreciation ............................            $ 4,546,150
                                                                    -----------

At December 31, 2000, for federal income tax purposes, the Portfolio had net capital loss carryforwards of $3,847,178, of which $191,303 expires in the year 2006, $1,538,972 expires in the year 2007 and $2,116,903 expires in the year 2008.

1. Forward Exchange Currency Contracts

The Portfolio may enter into forward exchange currency contracts to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

The Portfolio may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having an approximate value equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

At June 30, 2001, the Portfolio had no outstanding forward exchange currency contracts.

2. Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase

                                          Alliance Variable Products Series Fund
================================================================================

transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio had no transactions in options written for the six months ended June 30, 2001.

--------------------------------------------------------------------------------

NOTE E: Capital Stock

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                                      ----------------------------------    ----------------------------------
                                                     SHARES                                AMOUNT
                                      ----------------------------------    ----------------------------------
                                      Six Months Ended      Year Ended      Six Months Ended      Year Ended
                                        June 30, 2001      December 31,       June 30, 2001      December 31,
                                         (unaudited)           2000            (unaudited)           2000
                                      ================   ===============    ================   ================
Class A
Shares sold.......................            530,090          1,291,503     $    5,705,866     $   13,107,868
Shares issued in reinvestment of
   dividends......................            100,947             94,623          1,103,352            908,379
Shares redeemed...................           (340,991)          (691,283)        (3,668,963)        (6,979,800)
                                       --------------     --------------     --------------     --------------
Net increase......................            290,046            694,843     $    3,140,255     $    7,036,447
                                       ==============     ==============     ==============     ==============
                                       April 24, 2001*                       April 24, 2001*
                                      to June 30, 2001                      to June 30, 2001
                                         (unaudited)                           (unaudited)
                                      ================                      ================
Class B
Shares sold.......................             74,456                        $      816,811
Shares issued in reinvestment of
   dividends......................              1,580                                17,267
                                       --------------                        --------------
Net increase......................             76,036                        $      834,078
                                       ==============                        ==============

--------------------------------------------------------------------------------

*     Commencement of distribution.

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT PORTFOLIO
FINANCIAL HIGHLIGHTS                      Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                         -----------------------------------------------------------------
                                                                                      CLASS A
                                                         -----------------------------------------------------------------
                                                          Six Months                                           January 9,
                                                             Ended            Year Ended December 31,         1997(a) to
                                                         June 30, 2001     ==============================     December 31,
                                                          (unaudited)        2000        1999        1998        1997
                                                         ==============    =======     =======     =======   =============
Net asset value, beginning of period ...............        $10.75           $8.87       $9.78      $12.34       $10.00
                                                            ------          ------       -----       -----       ------
Income From Investment Operations
Net investment income (b)(c) .......................           .24             .48         .56         .54          .56
Net realized and unrealized gain (loss)
   on investment transactions ......................           .61            1.84       (1.01)      (2.87)        1.78
                                                            ------          ------       -----       -----       ------
Net increase (decrease) in net asset
   value from operations ...........................           .85            2.32        (.45)      (2.33)        2.34
                                                            ------          ------       -----       -----       ------
Less: Dividends and Distributions
Dividends from net investment income ...............          (.39)           (.44)       (.46)       (.16)          -0-
Distributions from net realized gains ..............            -0-             -0-         -0-       (.07)          -0-
                                                            ------          ------       -----       -----       ------
Total dividends and distributions ..................          (.39)           (.44)       (.46)       (.23)          -0-
                                                            ------          ------       -----       -----       ------
Net asset value, end of period .....................        $11.21          $10.75       $8.87       $9.78       $12.34
                                                            ======          ======       =====       =====       ======
Total Return
Total investment return based on net asset value (d)          8.00%          26.69%      (5.11)%    (19.07)%      23.40%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..........       $33,606         $29,124     $17,852     $17,080      $13,694
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .....           .95%(e)         .95%        .95%        .95%         .95%(e)
   Expenses, before waivers and reimbursements .....          1.50%(e)        1.67%       1.72%       1.77%        2.31%(e)
   Net investment income (b) .......................          4.63%(e)        4.87%       5.96%       4.98%        5.47%(e)
Portfolio turnover rate ............................            15%             25%         37%         27%          26%

--------------------------------------------------------------------------------

See footnote summary on page 11.

                                          Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

                                                                               -----------------
                                                                                    CLASS B
                                                                               -----------------
                                                                               April 24, 2001(f)
                                                                                      to
                                                                                 June 30, 2001
                                                                                  (unaudited)
                                                                               =================
Net asset value, beginning of period........................................         $10.46
                                                                                     ------
Income From Investment Operations
Net investment income (b)(c) ...............................................            .09
Net realized and unrealized gain (loss) on investment transactions .........           1.05
                                                                                     ------
Net increase (decrease) in net asset value from operations .................           1.14
                                                                                     ------
Less: Dividends and Distributions
Dividends from net investment income .......................................           (.39)
Distributions from net realized gains ......................................             -0-
                                                                                     ------
Total dividends and distributions ..........................................           (.39)
                                                                                     ------
Net asset value, end of period .............................................         $11.21
                                                                                     ======
Total Return
Total investment return based on net asset value (d) .......................          10.99%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..................................           $852
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .............................           1.20%(e)
   Expenses, before waivers and reimbursements .............................           1.75%(e)
   Net investment income (b) ...............................................           5.65%(e)
Portfolio turnover rate ....................................................             15%

--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c)   Based on average shares outstanding.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(e)   Annualized.

(f)   Commencement of distribution.

                                          Alliance Variable Products Series Fund
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Alfred L. Harrison, Senior Vice President
Andrew S. Adelson, Vice President
Peter Anastos, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Matthew Bloom, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Kenneth T. Carty, Vice President
Frank Caruso, Vice President
Jack F. Chiodi, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Gregory Dube, Vice President
Marilyn G. Fedak, Vice President
E. Jeanne Goetz, Vice President
Jane Mack Gould, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Michael Levy, Vice President
Gerald T. Malone, Vice President
Andrew Moloff, Vice President
Michael Mon, Vice President
Raymond J. Papera, Vice President
Douglas J. Peebles, Vice President
Daniel G. Pine, Vice President
Steven Pisarkiewicz, Vice President
John Ricciardi, Vice President
Paul C. Rissman, Vice President
Gregory R. Sawers, Vice President
Kevin F. Simms, Vice President
Kenneth D. Smalley, Vice President
Michael A. Snyder, Vice President
Annie Tsao, Vice President
Jean Van De Walle, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

--------------------------------------------------------------------------------

(1)   Member of the Audit Committee.

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